Registration No. 33-11371

1940 Act File No. 811-4982

Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund

Investor Class Shares (HRSVX)

Institutional Class Shares (HNSVX)

Supplement Dated February 5, 2015 to

Prospectus Dated May 1, 2014

Change in Portfolio Management of the Heartland Select Value Fund

Effective February 4, 2015, Theodore D. Baszler, a member of the team of investment professionals that manages the Heartland Select Value Fund (the “Fund”), has retired from his position with the Fund and Heartland Advisors, Inc. Colin P. McWey, who currently serves as a portfolio manager of the Mid Cap Value Fund, was named as a co-manager of the Fund effective February 5, 2015. William R. Nasgovitz and David C. Fondrie will continue to manage the Fund with Mr. McWey.

The first paragraph under the heading “Portfolio Managers” on page 3 of the Fund’s Prospectus is hereby amended and restated as follows:

The Select Value Fund is managed by a team of investment professionals, which consists of William (“Will”) R. Nasgovitz, David C. Fondrie and Colin P. McWey.

Mr. Will Nasgovitz has served as a Portfolio Manager of the Select Value Fund since May 2006. Mr. Will Nasgovitz is the Chief Executive Officer and a Director of Heartland Advisors and Chief Executive Officer of Heartland Group, Inc. (“Heartland”).

Mr. Fondrie has served as a Portfolio Manager of the Select Value Fund since March 2004. Mr. Fondrie is a Senior Vice President of Heartland Advisors.

Mr. McWey has served as a Portfolio Manager of the Select Value Fund since February 2015. Mr. McWey is a Vice President of Heartland Advisors.

The disclosure relating to the Select Value Fund under the heading “Portfolio Managers” on page 12 of the Fund’s prospectus is hereby amended to delete information on Mr. Baszler and to add the following regarding Mr. McWey:

Mr. McWey, a Chartered Financial Analyst (CFA), has served as a Portfolio Manager of the Select Value Fund since February 2015. He has been a Portfolio Manager for the Mid Cap Value Fund since its inception in October 2014 and for advisory clients of Heartland Advisors since 2010, after serving as a Research Analyst since 2009. Prior to joining Heartland Advisors, Mr. McWey had been with Banc of America Securities from 2001 to 2009.

HEARTLAND GROUP, INC.

Heartland Select Value Fund

Investor (HRSVX)

Institutional (HNSVX)

Supplement Dated February 5, 2015 to

Statement of Additional Information Dated May 1, 2014

Change in Portfolio Management of the Heartland Select Value Fund

Effective February 4, 2015, Theodore D. Baszler, a member of the team of investment professionals that manages the Heartland Select Value Fund (the “Fund”), has retired from his position with the Fund and Heartland Advisors, Inc. Colin P. McWey, who currently serves as a portfolio manager on the Mid Cap Value Fund, was named as a co-manager on the Fund effective February 5, 2015. William R. Nasgovitz and David C. Fondrie will continue to manage the Fund with Mr. McWey.

The information under the heading “Portfolio Managers” on page 53 of the Fund’s Statement of Additional Information is hereby deleted and replaced with the following:

As described in the Prospectus, the portfolio managers of the Funds are as follows:

Select Value Fund	William (“Will”) R. Nasgovitz David C. Fondrie Colin P. McWey

Value Plus Fund	Bradford A. Evans Adam J. Peck

Value Fund	William (“Bill”) J. Nasgovitz Bradford A. Evans

International Value Fund	Robert C. Sharpe William (“Bill”) J. Nasgovitz

The information under the heading “Portfolio Managers- Portfolio Manager Ownership of Fund Shares” on page 54 of the Fund’s Statement of Additional Information is hereby deleted and replaced with the following information:

Portfolio Manager Ownership of Fund Shares. The table below sets forth the dollar range of shares of the Funds owned, directly and indirectly, by each portfolio manager as of December 31, 2014.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Heartland Funds

Bradford A. Evans	None (Select Value) None (Mid Cap Value) $500,001 - $1,000,000 (Value Plus) $100,001 - $500,000 (Value) None (International Value)	$500,001 - $1,000,000

David C. Fondrie	$500,001 - $1,000,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $100,001 - $500,000 (Value) $100,001 - $500,000 (International Value)	Over $1,000,000

Colin P. McWey	$100,001 - $500,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $50,001 - $100,000 (Value) $10,001 - $50,000 (International Value)	$500,001 - $1,000,000

William (“Bill”) J. Nasgovitz	Over $1,000,000 (Select Value) None (Mid Cap Value) Over $1,000,000 (Value Plus) Over $1,000,000 (Value) Over $1,000,000 (International Value)	Over $1,000,000

William (“Will”) R. Nasgovitz	$100,001 - $500,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $100,001 - $500,000 (Value) $100,001 - $500,000 (International Value)	Over $1,000,000

Adam J. Peck	None (Select Value) $50,001 - $100,000 (Mid Cap Value) $500,001 - $1,000,000 (Value Plus) $1 - $10,000 (Value) None (International Value)	$500,001 - $1,000,000

Robert C. Sharpe	None (Select Value) None (Mid Cap Value) None (Value Plus) None (Value) $100,001 - $500,000 (International Value)	$100,001 - $500,000

The information under the heading “Portfolio Managers- Other Accounts Managed by Portfolio Managers” on page 55 of the Fund’s Statement of Additional Information is hereby deleted and replaced with the following information:

Other Accounts Managed by Portfolio Managers. The following table sets forth the number of other accounts managed by the portfolio managers (excluding the Funds) within each of the following categories and the total assets (in thousands) in such accounts, as of December 31, 2014. Except as noted below, none of the accounts managed by these portfolio managers is charged an advisory fee based on the performance of the account.

Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Bradford A. Evans	None	None	50 totaling $251,477
David C. Fondrie	1 totaling $69,707	None	344 totaling $398,099
Colin P. McWey	None	None	135 totaling $208,544
William (“Bill”) J. Nasgovitz	None	None	29 totaling $130,744
William (“Will”) R. Nasgovitz	1 totaling $69,707	None	219 totaling $199,715
Adam J. Peck	None	None	23 totaling $125,220
Robert C. Sharpe	None	None	None

Mr. David C. Fondrie and Mr. William (“Will”) Nasgovitz manage the investments of one European Undertakings for Collective Investment in Transferable Securities (“UCITS”) (with total assets of approximately $70,513,134 as of December 31, 2014) that are charged a fee based on the performance of the UCITS.